Schedule of Reconciliation of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 18,968	$ 17,210
Additions in valuation allowance to the income statement	1,625	991
Additions in valuation allowance due to exchange rate differences	489	767
Balance at end of the year	$ 21,082	$ 18,968